Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 88,754.7	$ 2,899.5	$ 63,766.8
Accrued expenses and other current liabilities	61,760.6	$ 2,017.7	65,588.4
Total non-derivative and derivative financial instruments	321,000.5		344,307.8
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	88,810.7		63,802.0
Accounts payable (including related parties)	34,357.4		30,069.2
Payables to contractors and equipment suppliers	43,133.7		55,723.8
Accrued expenses and other current liabilities	50,241.0		24,659.7
Bonds payable	94,360.1		154,536.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	10,189.0		16,080.6
Non-derivative financial liabilities	321,091.9		344,872.2
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	49,302.3		67,393.5
Inflows	(49,393.7)		(67,957.9)
Derivative financial instruments	(91.4)		(564.4)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	259,327.0		242,360.9
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	88,810.7		63,802.0
Accounts payable (including related parties)	34,357.4		30,069.2
Payables to contractors and equipment suppliers	43,133.7		55,723.8
Accrued expenses and other current liabilities	50,241.0		24,659.7
Bonds payable	36,039.9		60,176.8
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	6,835.7		8,493.8
Non-derivative financial liabilities	259,418.4		242,925.3
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	49,302.3		67,393.5
Inflows	(49,393.7)		(67,957.9)
Derivative financial instruments	(91.4)		(564.4)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	38,232.4		75,881.9
2-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	35,340.8		68,378.8
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	2,891.6		7,503.1
Non-derivative financial liabilities	38,232.4		75,881.9
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	23,441.1		7,861.4
4-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	22,979.4		7,777.7
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	461.7		83.7
Non-derivative financial liabilities	$ 23,441.1		7,861.4
Later than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments			18,203.6
Later than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable			18,203.6
Non-derivative financial liabilities			$ 18,203.6